Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	179,446	188,350
Total Asset-Backed Securities — Agency (Cost $182,321)			188,350

Asset-Backed Securities — Non-Agency 18.3%

American Credit Acceptance Receivables Trust(a)
Subordinated Series 2020-3 Class D
06/15/2026	2.400%	11,440,000	11,758,463
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.626%	5,250,000	5,260,931
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	1.476%	18,020,000	18,020,180
Avant Loans Funding Trust(a)
Series 2020-REV1 Class A
05/15/2029	2.170%	19,483,000	19,512,336
Series 2020-REV1 Class B
05/15/2029	2.680%	11,550,000	11,605,807
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	1.538%	22,300,000	22,288,605
Series 2020-3A Class D
3-month USD LIBOR + 3.750% Floor 3.750% 10/23/2032	3.888%	12,000,000	12,006,372
Series 2020-4A Class D
3-month USD LIBOR + 4.250% Floor 4.250% 10/20/2033	4.384%	7,000,000	7,070,147
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.534%	12,000,000	11,926,992
Carlyle US CLO Ltd.(a),(b)
Series 2020-2A Class C
3-month USD LIBOR + 4.000% Floor 4.000% 10/25/2031	4.174%	11,675,000	11,680,452
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	1.729%	21,000,000	21,000,084
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.475%	14,617,500	14,618,742
Series 2020-83A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/18/2032	3.634%	8,000,000	8,015,672
DT Auto Owner Trust(a)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	10,000,000	10,277,872
Enva LLC(a)
Subordinated Series 2018-A Class B
05/20/2026	7.370%	774,712	778,175
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	2,696,795	2,710,145
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-3A Class D
05/15/2026	2.270%	7,330,000	7,486,846
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	1,400,000	1,410,292
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	1.484%	10,000,000	10,000,070
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	4,641,558	4,730,596
Series 2019-2 Class A
08/15/2025	4.000%	6,025,877	6,125,469
Series 2019-3 Class A
10/15/2025	3.750%	6,905,338	7,021,074
Series 2019-7 Class A
01/15/2027	3.750%	6,836,271	6,906,150
Series 2020-1 Class A
01/16/2046	3.500%	5,947,732	5,992,315
Series 2020-2 Class A
02/15/2046	3.600%	4,642,669	4,681,288
Series 2020-T1 Class A
02/15/2046	3.500%	8,138,342	8,161,058
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LendingClub Receivables Trust(a),(c),(d)
Series 2020-JPSL Class R
02/15/2025	0.000%	93,000	2,387,310
Lendingpoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	17,812,599	17,821,744
Lendingpoint Asset Securitization Trust(a),(e)
Series 2021-B Class A
02/15/2029	1.110%	19,250,000	19,248,535
LendingPoint Asset Securitization Trust(a)
Series 2021-1 Class A
04/15/2027	1.750%	20,177,145	20,291,513
LL ABS Trust(a)
Series 2020-1A Class A
01/17/2028	2.330%	1,634,944	1,643,367
Series 2021-1A Class A
05/15/2029	1.070%	8,454,826	8,449,766
LP LMS Asset Securitization Trust(a),(d),(f)
Series 2021-2A Class A
01/15/2029	1.750%	19,000,000	18,988,125
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	3.838%	9,750,000	9,758,736
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month USD LIBOR + 4.000% Floor 4.000% 01/19/2034	4.246%	13,175,000	13,372,203
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.884%	20,000,000	20,001,140
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	1.484%	11,300,000	11,272,315
Marlette Funding Trust(a)
Series 2019-1A Class B
04/16/2029	3.940%	7,399,828	7,435,785
Series 2020-2A Class D
09/16/2030	4.650%	4,145,000	4,370,905
Series 2021-1A Class A
06/16/2031	0.600%	3,728,988	3,731,102
Series 2021-1A Class B
06/16/2031	1.000%	7,100,000	7,109,368
Subordinated Series 2018-4A Class B
12/15/2028	4.210%	27,669	27,699
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-2A Class C
09/16/2030	2.830%	7,300,000	7,448,666
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class D
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	3.214%	6,000,000	5,997,018
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	1.534%	20,375,000	20,288,590
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	1.588%	45,625,000	45,628,468
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	27,500,000	27,534,037
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,065,000	3,081,880
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.388%	1,962,500	1,932,085
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	1.284%	39,400,000	39,353,981
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.584%	20,000,000	19,920,980
Pagaya AI Debt Selection Trust(a),(d)
Series 2019-1 Class A
06/15/2026	3.690%	931,160	933,488
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	376,131	376,304
Series 2019-3 Class A
11/16/2026	3.821%	5,907,480	5,962,470
Series 2020-3 Class B
05/17/2027	3.220%	13,000,000	13,267,233
Series 2021-1 Class A
11/15/2027	1.180%	12,664,060	12,698,061
Series 2021-3 Class A
05/15/2029	1.150%	35,325,000	35,336,265
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	9,050,000	9,031,124

2	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Marketplace Issuance Trust(a)
Series 2019-3A Class B
07/15/2025	3.590%	416,976	417,123
Prosper Pass-Through Trust(a),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	4,906,145	4,930,676
Rockland Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 04/20/2034	2.000%	11,000,000	11,011,957
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.526%	28,000,000	28,000,504
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	1.496%	11,171,429	11,165,955
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	5,748,657	5,769,041
Series 2020-1A Class B
10/15/2026	3.950%	5,750,000	5,868,483
Series 2021-1A Class A
12/15/2027	1.210%	21,550,590	21,536,099
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	8,280,996	8,380,931
Series 2021-ST1 Class A
02/20/2027	2.750%	11,679,261	11,772,381
Upstart Securitization Trust(a)
Series 2021-3 Class A
07/20/2031	0.830%	13,288,526	13,294,856
Series 2021-4 Class A
09/20/2031	0.840%	23,000,000	23,001,074
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	11,050,000	11,003,523
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	11,370,000	11,369,352
Total Asset-Backed Securities — Non-Agency (Cost $831,886,704)			833,268,351

Commercial Mortgage-Backed Securities - Agency 1.7%

Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.198%	52,500,000	55,824,305
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	10,665,389	11,123,554
Government National Mortgage Association(g),(h)
Series 2019-147 Class IO
06/16/2061	0.571%	154,476,901	8,809,926
Total Commercial Mortgage-Backed Securities - Agency (Cost $76,289,503)			75,757,785

Commercial Mortgage-Backed Securities - Non-Agency 7.6%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,201,671	2,328,386
BAMLL Commercial Mortgage Securities Trust(a),(g)
Series 2013-WBRK Class A
03/10/2037	3.652%	5,550,000	5,876,966
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class A
1-month USD LIBOR + 0.851% Floor 0.850% 09/15/2034	0.934%	7,220,000	7,215,532
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	2.334%	10,581,000	10,395,895
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.034%	3,950,000	3,798,226
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.624%	4,900,000	4,814,538
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	1.924%	3,050,000	3,031,007
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.484%	6,310,000	6,082,765
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.884%	6,950,000	6,936,661

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a),(b)
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	3.004%	1,500,000	1,493,471
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class A
1-month USD LIBOR + 0.931% Floor 0.931% 11/15/2036	1.014%	4,500,000	4,500,002
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.484%	5,600,000	5,599,991
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.584%	18,000,000	17,999,996
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.213%	11,400,000	11,407,133
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.805%	14,900,000	14,872,074
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493% Floor 3.333% 11/15/2023	3.576%	3,096,420	3,111,771
COMM Mortgage Trust(a),(g)
Series 2020-CBM Class E
02/10/2037	3.754%	10,950,000	10,860,669
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	3.825%	3,800,000	3,799,990
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	16,873,386
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	3,600,000	3,424,989
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	19,065,000	17,133,641
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	17,500,000	13,519,709
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	2.346%	9,948,245	10,035,253
Hilton USA Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.333%	4,500,000	4,531,165
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	10,973,560
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class E
11/10/2036	3.283%	13,400,000	12,894,264
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.284%	6,600,000	6,632,984
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2026	2.834%	4,150,000	4,175,926
Progress Residential 2020-SFR3 Trust(a)
Series 2020-SFR3 Class A
10/17/2027	1.294%	7,997,117	7,952,224
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	19,775,000	20,144,541
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	12,185,000	12,253,576
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	2,775,000	2,815,995
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	1,735,000	1,768,872
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	5,900,000	6,214,258
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	1.234%	32,000,000	32,060,125
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.334%	10,469,000	10,458,739

4	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	2.984%	12,509,000	12,219,864
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	1.284%	6,250,000	6,253,895
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.325% Floor 1.200% 12/15/2034	1.409%	9,000,000	8,966,698
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $340,078,646)			345,428,737

Convertible Bonds 0.1%

Banking 0.1%
BBVA Bancomer SA(a),(i)
Subordinated
11/12/2029	5.350%	2,910,000	3,077,613
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	863,000	897,088
Total Convertible Bonds (Cost $3,735,567)			3,974,701

Corporate Bonds & Notes 27.3%

Aerospace & Defense 0.6%
Bombardier, Inc.(a)
12/01/2024	7.500%	1,211,000	1,256,570
04/15/2027	7.875%	1,135,000	1,176,795
Northrop Grumman Corp.
01/15/2028	3.250%	9,895,000	10,690,498
TransDigm, Inc.(a)
03/15/2026	6.250%	5,574,000	5,828,900
TransDigm, Inc.
06/15/2026	6.375%	2,176,000	2,247,644
11/15/2027	5.500%	795,000	818,082
05/01/2029	4.875%	818,000	819,258
United Technologies Corp.
11/16/2028	4.125%	4,490,000	5,111,458
Total			27,949,205
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	987,000	996,770
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	2,467,000	2,592,640
04/20/2029	5.750%	376,779	406,058
Delta Air Lines, Inc.
01/15/2026	7.375%	816,000	960,583
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	1,076,736	1,127,916
United Airlines, Inc.(a)
04/15/2026	4.375%	631,000	648,735
04/15/2029	4.625%	706,000	729,844
Total			7,462,546
Automotive 0.6%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	971,000	999,977
Clarios Global LP(a)
05/15/2025	6.750%	255,000	269,887
Ford Motor Co.
04/22/2025	9.000%	958,000	1,152,249
07/16/2031	7.450%	729,000	950,861
Ford Motor Credit Co. LLC
03/18/2024	5.584%	2,061,000	2,215,554
09/08/2024	3.664%	2,048,000	2,121,254
11/13/2025	3.375%	1,595,000	1,641,909
01/09/2027	4.271%	934,000	993,735
08/17/2027	4.125%	607,000	643,903
02/16/2028	2.900%	668,000	663,481
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	787,000	835,874
IAA Spinco, Inc.(a)
06/15/2027	5.500%	1,321,000	1,379,809
IHO Verwaltungs GmbH(a),(j)
09/15/2026	4.750%	635,000	650,757
Jaguar Land Rover Automotive PLC(a)
07/15/2029	5.500%	873,000	850,087
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	4,253,000	4,300,342
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	2,021,000	2,124,304
05/15/2027	8.500%	1,231,000	1,309,699
Tenneco, Inc.(a)
01/15/2029	7.875%	1,211,000	1,352,455
04/15/2029	5.125%	681,000	696,232
Total			25,152,369
Banking 3.5%
Bank of America Corp.(i)
07/23/2031	1.898%	34,645,000	33,344,951

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(i)
06/03/2031	2.572%	6,120,000	6,234,543
05/01/2032	2.561%	9,561,000	9,670,590
Goldman Sachs Group, Inc. (The)(i)
05/01/2029	4.223%	11,220,000	12,693,163
07/21/2032	2.383%	10,021,000	9,926,750
HSBC Holdings PLC(i)
05/24/2032	2.804%	16,280,000	16,502,223
JPMorgan Chase & Co.(i)
10/15/2030	2.739%	7,987,000	8,285,153
04/22/2032	2.580%	40,098,000	40,721,074
Morgan Stanley(i)
07/21/2032	2.239%	15,530,000	15,265,907
Wells Fargo & Co.(i)
10/30/2030	2.879%	609,000	636,951
02/11/2031	2.572%	5,596,000	5,707,010
Total			158,988,315
Brokerage/Asset Managers/Exchanges 0.1%
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	514,000	528,816
Hightower Holding LLC(a)
04/15/2029	6.750%	1,313,000	1,344,524
NFP Corp.(a),(k)
08/15/2028	4.875%	661,000	671,922
NFP Corp.(a)
08/15/2028	6.875%	2,571,000	2,624,091
Total			5,169,353
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	742,000	757,205
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	1,217,000	1,266,519
05/15/2029	4.125%	839,000	835,695
Cemex SAB de CV(a)
11/19/2029	5.450%	7,663,000	8,300,298
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	552,000	556,240
Interface, Inc.(a)
12/01/2028	5.500%	426,000	449,111
SRS Distribution, Inc.(a)
07/01/2028	4.625%	653,000	666,179
07/01/2029	6.125%	1,270,000	1,308,290
White Cap Buyer LLC(a)
10/15/2028	6.875%	839,000	887,651
Total			15,027,188
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.0%
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%	1,837,000	1,920,315
08/15/2030	4.500%	2,607,000	2,686,766
02/01/2031	4.250%	834,000	848,315
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,013,000	1,043,281
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,412,000	5,284,877
Charter Communications Operating LLC/Capital(e)
06/30/2062	3.950%	10,401,000	10,057,906
CSC Holdings LLC(a)
02/01/2028	5.375%	1,434,000	1,498,165
01/15/2030	5.750%	1,311,000	1,332,997
12/01/2030	4.125%	2,663,000	2,610,262
12/01/2030	4.625%	768,000	728,014
02/15/2031	3.375%	809,000	751,940
11/15/2031	5.000%	468,000	448,898
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	532,000	555,418
DISH DBS Corp.
07/01/2026	7.750%	1,701,000	1,922,007
06/01/2029	5.125%	2,411,000	2,365,304
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	344,000	355,094
09/15/2028	6.500%	1,742,000	1,775,227
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	1,002,000	1,015,616
08/01/2027	5.000%	704,000	734,490
07/01/2030	4.125%	483,000	485,512
Videotron Ltd.(a)
06/15/2029	3.625%	741,000	752,487
Virgin Media Finance PLC(a)
07/15/2030	5.000%	1,218,000	1,244,432
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	1,029,000	1,085,864
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	784,000	804,517
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	740,000	767,604
Ziggo BV(a)
01/15/2027	5.500%	522,000	539,372
01/15/2030	4.875%	1,527,000	1,573,492
Total			45,188,172
Chemicals 0.3%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	709,000	689,544

6	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,009,000	1,048,890
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,329,000	1,350,213
Herens Holdco Sarl(a)
05/15/2028	4.750%	914,000	919,198
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	1,228,000	1,352,745
INEOS Group Holdings SA(a)
08/01/2024	5.625%	769,000	770,717
Ingevity Corp.(a)
11/01/2028	3.875%	552,000	550,505
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	972,000	1,050,728
Iris Holdings, Inc.(a),(j)
02/15/2026	8.750%	586,000	594,793
Olympus Water US Holding Corp.(a),(e)
10/01/2028	4.250%	826,000	816,539
10/01/2029	6.250%	426,000	422,803
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	705,000	707,450
SPCM SA(a)
03/15/2027	3.125%	414,000	413,993
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	417,000	422,321
09/30/2029	7.500%	234,000	239,920
WR Grace Holdings LLC(a)
06/15/2027	4.875%	1,106,000	1,137,834
08/15/2029	5.625%	1,743,000	1,798,729
Total			14,286,922
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,621,000	1,617,195
Herc Holdings, Inc.(a)
07/15/2027	5.500%	295,000	309,501
NESCO Holdings II, Inc.(a)
04/15/2029	5.500%	733,000	760,700
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	406,000	415,773
United Rentals North America, Inc.
05/15/2027	5.500%	939,000	986,273
01/15/2032	3.750%	495,000	500,799
Total			4,590,241
Consumer Cyclical Services 0.1%
APX Group, Inc.(a)
07/15/2029	5.750%	667,000	658,639
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Staples, Inc.(a)
04/15/2026	7.500%	710,000	720,034
Uber Technologies, Inc.(a)
05/15/2025	7.500%	1,478,000	1,576,860
08/15/2029	4.500%	3,632,000	3,656,713
Total			6,612,246
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	720,000	762,245
Mattel, Inc.(a)
12/15/2027	5.875%	690,000	747,407
04/01/2029	3.750%	788,000	821,538
Prestige Brands, Inc.(a)
01/15/2028	5.125%	470,000	491,055
Scotts Miracle-Gro Co. (The)(a)
02/01/2032	4.375%	1,042,000	1,051,641
Spectrum Brands, Inc.
07/15/2025	5.750%	462,000	475,043
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	501,000	501,940
Total			4,850,869
Diversified Manufacturing 0.6%
Carrier Global Corp.
04/05/2040	3.377%	4,872,000	5,103,258
04/05/2050	3.577%	4,503,000	4,780,337
CFX Escrow Corp.(a)
02/15/2026	6.375%	758,000	795,618
Gates Global LLC/Co.(a)
01/15/2026	6.250%	1,883,000	1,949,692
General Electric Co.
03/15/2032	6.750%	4,857,000	6,663,785
Madison IAQ LLC(a)
06/30/2028	4.125%	1,154,000	1,153,540
06/30/2029	5.875%	1,564,000	1,581,347
Resideo Funding, Inc.(a)
09/01/2029	4.000%	937,000	919,291
Roller Bearing Co. of America, Inc.(a),(e)
10/15/2029	4.375%	106,000	108,635
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	607,000	655,462
Vertical Holdco GmbH(a)
07/15/2028	7.625%	317,000	338,494
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	729,000	765,846

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,303,000	3,527,638
06/15/2028	7.250%	543,000	601,422
Total			28,944,365
Electric 2.9%
AEP Texas, Inc.
01/15/2050	3.450%	6,785,000	7,039,201
Appalachian Power Co.
05/15/2044	4.400%	6,365,000	7,481,465
Calpine Corp.(a)
06/01/2026	5.250%	297,000	305,433
03/15/2028	5.125%	642,000	650,205
02/01/2031	5.000%	205,000	204,965
Clearway Energy Operating LLC
09/15/2026	5.000%	1,605,000	1,647,922
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,042,000	1,102,450
02/15/2031	3.750%	2,966,000	2,991,213
Clearway Energy Operating LLC(a),(e)
01/15/2032	3.750%	416,000	416,769
CMS Energy Corp.
03/01/2024	3.875%	1,079,000	1,147,753
11/15/2025	3.600%	585,000	633,352
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	2,505,000	2,788,806
DTE Energy Co.
10/01/2026	2.850%	18,977,000	20,103,114
Emera US Finance LP
06/15/2046	4.750%	13,116,000	15,510,204
Eversource Energy
01/15/2028	3.300%	6,983,000	7,562,844
Georgia Power Co.
03/15/2042	4.300%	2,815,000	3,296,568
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,020,000	2,138,911
09/15/2027	4.500%	598,000	642,826
NRG Energy, Inc.
01/15/2027	6.625%	358,000	371,000
NRG Energy, Inc.(a)
02/15/2029	3.375%	585,000	576,911
06/15/2029	5.250%	1,410,000	1,503,812
02/15/2031	3.625%	1,377,000	1,353,091
02/15/2032	3.875%	1,221,000	1,207,291
Pacific Gas and Electric Co.
07/01/2050	4.950%	14,610,000	15,508,920
PacifiCorp
02/15/2050	4.150%	3,910,000	4,655,138
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PG&E Corp.
07/01/2028	5.000%	175,000	178,315
07/01/2030	5.250%	1,062,000	1,087,076
Southern Co. (The)
07/01/2046	4.400%	5,365,000	6,331,358
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	981,000	1,026,951
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	475,000	491,712
07/31/2027	5.000%	788,000	813,919
05/01/2029	4.375%	815,000	820,860
Xcel Energy, Inc.
06/15/2028	4.000%	3,716,000	4,181,924
12/01/2029	2.600%	3,308,000	3,428,537
06/01/2030	3.400%	11,830,000	12,924,727
Total			132,125,543
Environmental 0.2%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	2,602,000	2,677,015
12/15/2026	5.125%	874,000	916,679
08/01/2028	4.000%	612,000	607,577
06/15/2029	4.750%	1,477,000	1,518,084
08/15/2029	4.375%	690,000	696,677
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,944,000	1,967,757
Total			8,383,789
Finance Companies 0.7%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	16,864,000	20,272,501
Global Aircraft Leasing Co., Ltd.(a),(j)
09/15/2024	6.500%	488,584	482,016
Navient Corp.
06/15/2022	6.500%	1,347,000	1,390,942
01/25/2023	5.500%	494,000	516,287
03/15/2028	4.875%	540,000	544,463
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,329,000	1,354,599
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	968,000	978,820
Rocket Mortgage LLC/Co-Issuer, Inc.(a),(e)
10/15/2033	4.000%	2,871,000	2,850,248
Springleaf Finance Corp.
03/15/2024	6.125%	996,000	1,063,861
03/15/2025	6.875%	465,000	522,443
Total			29,976,180

8	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	25,166,000	31,253,017
Bacardi Ltd.(a)
05/15/2048	5.300%	13,380,000	17,383,469
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	2,761,000	2,842,281
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,256,000	2,423,879
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	496,000	551,847
12/01/2031	3.750%	715,000	748,128
Kraft Heinz Foods Co.
06/01/2046	4.375%	4,075,000	4,649,542
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	971,000	1,029,765
04/15/2031	4.250%	2,866,000	3,064,648
03/01/2032	3.500%	2,534,000	2,577,385
Post Holdings, Inc.(a)
03/01/2027	5.750%	2,645,000	2,748,135
04/15/2030	4.625%	733,000	738,957
09/15/2031	4.500%	1,630,000	1,615,877
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	770,000	766,273
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	618,000	625,011
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	951,000	967,795
US Foods, Inc.(a)
04/15/2025	6.250%	1,113,000	1,168,529
02/15/2029	4.750%	535,000	549,399
Total			75,703,937
Gaming 0.5%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	1,070,000	1,103,622
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,459,000	1,479,494
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	1,625,000	1,647,961
CCM Merger, Inc.(a)
05/01/2026	6.375%	290,000	305,093
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	878,000	925,237
07/01/2025	6.250%	2,923,000	3,079,730
07/01/2027	8.125%	1,373,000	1,543,059
International Game Technology PLC(a)
04/15/2026	4.125%	577,000	599,721
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	905,000	977,274
02/15/2029	3.875%	197,000	209,594
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	512,000	556,719
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	1,198,000	1,220,088
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	730,000	721,064
Scientific Games International, Inc.(a)
07/01/2025	8.625%	202,000	218,962
10/15/2025	5.000%	2,888,000	2,969,565
03/15/2026	8.250%	1,195,000	1,273,213
11/15/2029	7.250%	1,255,000	1,411,757
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	1,038,000	1,059,436
12/01/2026	4.250%	770,000	804,119
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	311,000	317,328
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	518,000	546,294
10/01/2029	5.125%	241,000	242,792
Total			23,212,122
Health Care 1.1%
180 Medical, Inc.(a),(e)
10/15/2029	3.875%	268,000	268,000
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	636,000	668,631
04/15/2029	5.000%	1,073,000	1,119,124
AdaptHealth LLC(a)
03/01/2030	5.125%	1,672,000	1,673,305
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,043,000	1,098,794
Becton Dickinson and Co.
06/06/2024	3.363%	2,153,000	2,288,698
02/11/2031	1.957%	5,580,000	5,426,965
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	555,000	554,959
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	423,000	433,611
03/15/2031	4.000%	338,000	353,983
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	943,000	986,992
03/15/2026	8.000%	843,000	893,925
03/15/2027	5.625%	279,000	292,357
04/15/2029	6.875%	848,000	849,050
CVS Health Corp.
03/25/2048	5.050%	9,535,000	12,296,381

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Encompass Health Corp.
02/01/2028	4.500%	484,000	502,093
HCA, Inc.
02/01/2025	5.375%	2,177,000	2,432,335
09/01/2028	5.625%	501,000	596,121
02/01/2029	5.875%	672,000	807,584
09/01/2030	3.500%	1,091,000	1,155,727
Hill-Rom Holdings, Inc.(a)
09/15/2027	4.375%	546,000	570,847
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	554,000	561,299
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	3,076,000	3,210,958
Mozart Debt Merger Sub, Inc.(a),(e)
10/01/2029	5.250%	415,000	415,000
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	227,000	239,455
Radiology Partners, Inc.(a)
02/01/2028	9.250%	288,000	309,413
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	899,000	924,046
Select Medical Corp.(a)
08/15/2026	6.250%	3,671,000	3,862,488
Teleflex, Inc.(a)
06/01/2028	4.250%	479,000	497,556
Tenet Healthcare Corp.
07/15/2024	4.625%	1,042,000	1,059,047
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	803,000	852,603
01/01/2026	4.875%	495,000	512,307
02/01/2027	6.250%	1,138,000	1,182,802
11/01/2027	5.125%	1,188,000	1,241,980
10/01/2028	6.125%	1,589,000	1,667,492
Total			51,805,928
Healthcare Insurance 0.1%
Centene Corp.
12/15/2029	4.625%	1,515,000	1,650,152
10/15/2030	3.000%	1,333,000	1,366,352
Total			3,016,504
Home Construction 0.1%
Meritage Homes Corp.(a)
04/15/2029	3.875%	1,220,000	1,280,778
Shea Homes LP/Funding Corp.(a)
04/01/2029	4.750%	700,000	720,125
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	623,000	652,638
Total			2,653,541
Independent Energy 2.3%
Apache Corp.
11/15/2025	4.625%	333,000	358,388
11/15/2027	4.875%	780,000	850,684
01/15/2030	4.250%	2,258,000	2,433,435
09/01/2040	5.100%	4,036,000	4,520,423
02/01/2042	5.250%	723,000	805,603
04/15/2043	4.750%	788,000	853,125
01/15/2044	4.250%	424,000	428,431
Callon Petroleum Co.
07/01/2026	6.375%	1,849,000	1,767,718
Callon Petroleum Co.(a)
08/01/2028	8.000%	638,000	629,973
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,485,000	4,910,457
06/30/2033	6.450%	1,795,000	2,342,598
CNX Resources Corp.(a)
03/14/2027	7.250%	1,279,000	1,361,418
01/15/2029	6.000%	808,000	854,807
Comstock Resources, Inc.(a)
03/01/2029	6.750%	557,000	601,940
01/15/2030	5.875%	566,000	588,718
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	435,000	459,634
01/30/2028	5.750%	311,000	327,458
Energuate Trust(a)
05/03/2027	5.875%	3,755,000	3,890,673
EQT Corp.
10/01/2027	3.900%	1,341,000	1,454,008
01/15/2029	5.000%	561,000	633,080
EQT Corp.(i)
02/01/2030	8.750%	321,000	413,088
EQT Corp.(a)
05/15/2031	3.625%	522,000	544,038
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	571,000	588,435
Matador Resources Co.
09/15/2026	5.875%	1,348,000	1,390,842
Newfield Exploration Co.
01/01/2026	5.375%	487,000	549,946
Occidental Petroleum Corp.
07/15/2025	8.000%	494,000	589,585
08/15/2029	3.500%	4,083,000	4,152,018
09/01/2030	6.625%	1,880,000	2,320,218
01/01/2031	6.125%	5,569,000	6,673,153
09/15/2036	6.450%	15,612,000	19,652,501

10	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/15/2040	6.200%	1,074,000	1,264,928
07/15/2044	4.500%	3,146,000	3,158,865
06/15/2045	4.625%	7,102,000	7,263,608
03/15/2046	6.600%	5,510,000	6,947,399
04/15/2046	4.400%	14,012,000	13,941,175
08/15/2049	4.400%	2,217,000	2,179,614
SM Energy Co.
09/15/2026	6.750%	797,000	813,719
01/15/2027	6.625%	214,000	219,311
07/15/2028	6.500%	503,000	519,909
Southwestern Energy Co.(a)
02/01/2029	5.375%	452,000	483,933
Total			103,738,856
Integrated Energy 0.1%
Cenovus Energy, Inc.
07/15/2025	5.375%	397,000	449,474
11/15/2039	6.750%	555,000	755,684
Lukoil International Finance BV(a)
04/24/2023	4.563%	2,256,000	2,369,690
Total			3,574,848
Leisure 0.4%
Carnival Corp.(a)
03/01/2026	7.625%	775,000	827,103
03/01/2027	5.750%	2,182,000	2,254,631
08/01/2028	4.000%	1,421,000	1,435,881
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	482,000	486,727
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	2,029,000	2,116,477
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	1,073,000	1,151,199
Cinemark USA, Inc.(a)
05/01/2025	8.750%	306,000	328,262
03/15/2026	5.875%	1,365,000	1,378,530
07/15/2028	5.250%	674,000	663,736
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	206,000	213,998
05/15/2027	6.500%	614,000	675,970
10/15/2027	4.750%	418,000	425,259
NCL Corp Ltd.(a)
03/15/2026	5.875%	635,000	651,057
NCL Finance Ltd.(a)
03/15/2028	6.125%	329,000	341,900
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	320,000	347,983
07/01/2026	4.250%	861,000	843,490
08/31/2026	5.500%	834,000	856,994
04/01/2028	5.500%	1,124,000	1,150,681
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	620,000	593,922
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	1,062,000	1,071,834
Viking Cruises Ltd.(a)
09/15/2027	5.875%	504,000	489,696
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	243,000	242,668
Total			18,547,998
Life Insurance 0.2%
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	2,810,000	3,030,214
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	4,984,000	5,408,706
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	992,000	1,282,356
Total			9,721,276
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	535,000	527,355
Media and Entertainment 0.4%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	1,528,000	1,565,444
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	2,040,000	2,147,356
06/01/2029	7.500%	1,070,000	1,115,457
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	728,000	753,141
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	121,000	80,159
iHeartCommunications, Inc.
05/01/2026	6.375%	1,610,350	1,695,507
05/01/2027	8.375%	1,789,774	1,911,939
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	844,000	877,742
01/15/2028	4.750%	569,000	586,160
Netflix, Inc.
11/15/2028	5.875%	1,470,000	1,801,141
05/15/2029	6.375%	1,124,000	1,421,835

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
11/15/2029	5.375%	379,000	459,148
06/15/2030	4.875%	276,000	325,091
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	577,000	591,891
01/15/2029	4.250%	445,000	440,963
03/15/2030	4.625%	321,000	321,882
Scripps Escrow II, Inc.(a)
01/15/2031	5.375%	328,000	322,480
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	1,087,000	1,114,140
Univision Communications, Inc.(a)
05/01/2029	4.500%	713,000	726,038
Total			18,257,514
Metals and Mining 0.3%
Alcoa Nederland Holding BV(a)
03/31/2029	4.125%	553,000	575,949
Allegheny Technologies, Inc.
10/01/2029	4.875%	140,000	140,388
10/01/2031	5.125%	999,000	1,006,547
Constellium NV(a)
02/15/2026	5.875%	1,584,000	1,609,824
Constellium SE(a)
06/15/2028	5.625%	1,541,000	1,619,216
04/15/2029	3.750%	1,110,000	1,082,552
Freeport-McMoRan, Inc.
09/01/2029	5.250%	667,000	725,042
03/15/2043	5.450%	1,964,000	2,416,752
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	767,000	760,257
04/01/2029	6.125%	1,409,000	1,476,536
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	1,342,000	1,378,777
Novelis Corp.(a)
11/15/2026	3.250%	583,000	591,081
01/30/2030	4.750%	1,295,000	1,362,204
08/15/2031	3.875%	703,000	697,630
Total			15,442,755
Midstream 2.0%
Cheniere Energy Partners LP
10/01/2029	4.500%	842,000	895,719
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	801,000	841,218
01/31/2032	3.250%	2,054,000	2,061,753
Cheniere Energy, Inc.
10/15/2028	4.625%	1,084,000	1,143,027
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNX Midstream Partners LP(a)
04/15/2030	4.750%	1,094,000	1,108,150
DCP Midstream Operating LP
05/15/2029	5.125%	699,000	787,433
04/01/2044	5.600%	381,000	445,694
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	297,000	304,549
DT Midstream, Inc.(a)
06/15/2029	4.125%	921,000	937,801
06/15/2031	4.375%	1,231,000	1,274,634
Enterprise Products Operating LLC
01/31/2060	3.950%	2,320,000	2,492,421
EQM Midstream Partners LP(a)
07/01/2025	6.000%	354,000	388,466
07/01/2027	6.500%	894,000	1,005,913
01/15/2029	4.500%	679,000	705,310
01/15/2031	4.750%	1,774,000	1,844,979
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	1,925,000	1,943,550
Hess Midstream Operations LP(a)
02/15/2030	4.250%	331,000	334,733
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	1,262,000	1,282,417
ITT Holdings LLC(a)
08/01/2029	6.500%	634,000	639,893
Kinder Morgan, Inc.
02/15/2046	5.050%	8,435,000	10,202,397
MPLX LP
04/15/2048	4.700%	6,430,000	7,410,121
NuStar Logistics LP
10/01/2025	5.750%	2,532,000	2,729,483
06/01/2026	6.000%	624,000	676,950
04/28/2027	5.625%	345,000	367,732
10/01/2030	6.375%	1,173,000	1,301,318
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	18,015,000	19,271,546
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	418,000	424,741
Sunoco LP/Finance Corp.
02/15/2026	5.500%	2,556,000	2,608,544
04/15/2027	6.000%	477,000	497,278
Targa Resources Partners LP/Finance Corp.
04/15/2026	5.875%	779,000	814,668
02/01/2027	5.375%	839,000	868,611
01/15/2028	5.000%	1,240,000	1,305,071
01/15/2029	6.875%	208,000	233,256
03/01/2030	5.500%	2,170,000	2,373,278
02/01/2031	4.875%	2,862,000	3,087,054

12	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp.(a)
01/15/2032	4.000%	597,000	616,834
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	610,000	625,383
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	1,472,000	1,516,933
08/15/2031	4.125%	823,000	860,080
Western Gas Partners LP
08/15/2048	5.500%	5,052,000	5,909,574
Williams Companies, Inc. (The)
09/15/2045	5.100%	6,845,000	8,478,983
Total			92,617,495
Natural Gas 0.5%
NiSource, Inc.
05/01/2030	3.600%	4,570,000	5,015,401
02/15/2043	5.250%	990,000	1,290,000
05/15/2047	4.375%	12,990,000	15,493,820
Sempra Energy
06/15/2027	3.250%	637,000	687,376
Total			22,486,597
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	296,000	308,839
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	1,215,800	1,197,715
Total			1,506,554
Other REIT 0.2%
Blackstone Mortgage Trust, Inc.(a),(e)
01/15/2027	3.750%	1,197,000	1,186,181
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	1,295,000	1,311,845
02/01/2027	4.250%	739,000	734,867
06/15/2029	4.750%	1,998,000	1,986,981
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	513,000	542,860
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	532,000	545,867
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	488,000	489,082
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	643,000	648,599
09/15/2029	4.000%	526,000	525,302
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Properties Trust
03/15/2024	4.650%	476,000	483,000
10/01/2024	4.350%	221,000	223,940
12/15/2027	5.500%	292,000	310,824
Total			8,989,348
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	2,174,000	2,197,714
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,619,000	1,676,759
08/15/2027	5.250%	1,020,000	1,038,991
08/15/2027	5.250%	451,000	460,011
Berry Global, Inc.(a)
02/15/2026	4.500%	640,000	651,797
BWAY Holding Co.(a)
04/15/2024	5.500%	637,000	642,173
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	474,000	481,808
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	1,182,000	1,240,764
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	2,488,000	2,609,020
08/15/2027	8.500%	677,000	724,098
Total			11,723,135
Pharmaceuticals 0.6%
AbbVie, Inc.
06/15/2044	4.850%	7,435,000	9,334,688
11/21/2049	4.250%	2,810,000	3,326,989
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	774,000	790,570
11/01/2025	5.500%	436,000	443,048
04/01/2026	9.250%	3,250,000	3,470,966
01/31/2027	8.500%	458,000	488,511
08/15/2027	5.750%	1,428,000	1,498,552
06/01/2028	4.875%	441,000	457,290
02/15/2029	6.250%	1,282,000	1,268,297
02/15/2031	5.250%	1,093,000	1,005,613
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	497,000	497,795
06/30/2028	6.000%	691,000	494,226
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%	1,016,000	1,015,325
Grifols Escrow Issuer SA(a),(e)
10/15/2028	4.750%	397,000	405,876
Organon Finance 1 LLC(a)
04/30/2028	4.125%	2,643,000	2,696,412
04/30/2031	5.125%	1,605,000	1,685,450

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	219,000	222,702
Total			29,102,310
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	1,234,000	1,254,880
10/15/2027	6.750%	1,731,000	1,796,545
AssuredPartners, Inc.(a)
01/15/2029	5.625%	1,323,000	1,331,472
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,280,000	1,275,380
HUB International Ltd.(a)
05/01/2026	7.000%	1,435,000	1,483,883
Radian Group, Inc.
03/15/2025	6.625%	1,857,000	2,076,123
Total			9,218,283
Railroads 0.1%
Union Pacific Corp.(a)
04/06/2071	3.799%	3,175,000	3,576,029
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,290,000	2,405,161
01/15/2028	3.875%	814,000	820,447
IRB Holding Corp.(a)
06/15/2025	7.000%	3,115,000	3,309,017
02/15/2026	6.750%	1,906,000	1,960,628
Papa John’s International, Inc.(a)
09/15/2029	3.875%	278,000	276,610
Yum! Brands, Inc.(a)
04/01/2025	7.750%	2,196,000	2,347,943
Total			11,119,806
Retailers 0.4%
Hanesbrands, Inc.(a)
05/15/2025	5.375%	2,717,000	2,845,683
L Brands, Inc.(a)
10/01/2030	6.625%	656,000	744,867
L Brands, Inc.
11/01/2035	6.875%	431,000	540,968
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	267,000	273,680
Lowe’s Companies, Inc.
05/03/2047	4.050%	7,035,000	8,045,282
10/15/2050	3.000%	2,280,000	2,220,934
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	1,198,000	1,237,522
02/15/2029	7.750%	285,000	310,810
Total			16,219,746
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	648,000	689,893
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	1,436,000	1,506,746
02/15/2030	4.875%	924,000	997,858
Total			3,194,497
Technology 1.5%
Ascend Learning LLC(a)
08/01/2025	6.875%	1,343,000	1,370,192
08/01/2025	6.875%	242,000	246,411
Broadcom, Inc.
11/15/2030	4.150%	3,524,000	3,907,940
Broadcom, Inc.(a)
04/15/2034	3.469%	11,191,000	11,572,615
11/15/2036	3.187%	191,000	189,392
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	661,000	661,102
07/01/2029	4.875%	1,245,000	1,247,425
CommScope Technologies LLC(a)
06/15/2025	6.000%	455,000	461,927
Gartner, Inc.(a)
07/01/2028	4.500%	458,000	480,172
10/01/2030	3.750%	730,000	751,887
HealthEquity, Inc.(a),(e)
10/01/2029	4.500%	564,000	573,165
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	1,370,000	1,353,978
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	789,000	809,577
Iron Mountain, Inc.(a)
07/15/2030	5.250%	1,008,000	1,069,786
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,609,000	1,633,968
Microchip Technology, Inc.
09/01/2025	4.250%	715,000	747,295
NCR Corp.(a)
04/15/2029	5.125%	1,323,000	1,364,577
09/01/2029	6.125%	570,000	617,418
10/01/2030	5.250%	451,000	472,969

14	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	453,000	470,485
07/15/2029	4.500%	735,000	718,852
07/15/2031	4.750%	548,000	533,434
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	2,090,000	2,264,253
Oracle Corp.
04/01/2050	3.600%	16,051,000	16,068,137
03/25/2061	4.100%	5,017,000	5,367,789
Plantronics, Inc.(a)
03/01/2029	4.750%	2,751,000	2,577,793
PTC, Inc.(a)
02/15/2025	3.625%	484,000	492,600
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	239,000	276,267
09/01/2025	7.375%	333,000	354,491
Switch Ltd.(a)
09/15/2028	3.750%	221,000	224,319
06/15/2029	4.125%	738,000	759,068
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	625,000	656,253
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	4,250,000	4,034,540
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,588,000	1,675,546
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	2,031,000	2,021,056
Total			68,026,679
Wireless 0.8%
Altice France Holding SA(a)
05/15/2027	10.500%	404,000	441,009
02/15/2028	6.000%	1,298,000	1,238,381
Altice France SA(a)
02/01/2027	8.125%	290,000	312,539
01/15/2028	5.500%	2,169,000	2,189,964
07/15/2029	5.125%	879,000	863,166
Altice France SA(a),(e)
10/15/2029	5.500%	474,000	469,758
American Tower Corp.
08/15/2029	3.800%	12,907,000	14,292,240
Sprint Corp.
02/15/2025	7.625%	1,240,000	1,449,642
03/01/2026	7.625%	1,011,000	1,224,997
T-Mobile USA, Inc.
02/01/2028	4.750%	553,000	587,109
04/15/2030	3.875%	390,000	430,871
02/15/2031	2.875%	684,000	690,127
04/15/2031	3.500%	1,240,000	1,308,721
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2041	3.000%	5,455,000	5,289,279
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	1,217,000	1,285,193
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,574,000	1,569,240
07/15/2031	4.750%	2,033,000	2,078,093
Total			35,720,329
Wirelines 1.9%
AT&T, Inc.
09/15/2055	3.550%	11,582,000	11,419,124
12/01/2057	3.800%	21,824,000	22,304,681
Cablevision Lightpath LLC(a)
09/15/2028	5.625%	429,000	430,575
CenturyLink, Inc.
03/15/2022	5.800%	960,000	978,153
12/01/2023	6.750%	1,496,000	1,641,766
04/01/2025	5.625%	1,124,000	1,222,829
CenturyLink, Inc.(a)
12/15/2026	5.125%	468,000	485,265
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,456,000	1,449,781
03/01/2028	6.125%	945,000	958,018
Lumen Technologies, Inc.(a)
06/15/2029	5.375%	743,000	755,726
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	504,000	500,720
Verizon Communications, Inc.(a)
03/15/2032	2.355%	10,614,000	10,508,559
Verizon Communications, Inc.
08/10/2033	4.500%	21,063,000	25,080,240
03/22/2061	3.700%	8,299,000	8,772,636
Total			86,508,073
Total Corporate Bonds & Notes (Cost $1,182,654,929)			1,240,918,818

Foreign Government Obligations(l),(m) 3.9%

Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	1,365,000	1,385,602
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	956,000	1,004,789
05/15/2029	4.250%	571,000	571,022
Total			1,575,811

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colombia 0.9%
Colombia Government International Bond
04/15/2031	3.125%	10,857,000	10,169,616
04/22/2032	3.250%	4,160,000	3,884,346
02/26/2044	5.625%	5,500,000	5,750,855
05/15/2049	5.200%	9,733,000	9,719,034
Ecopetrol SA
04/29/2030	6.875%	8,700,000	10,181,548
Total			39,705,399
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,831,150
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	2,033,639
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	3,545,000	3,742,050
03/15/2024	7.500%	2,256,000	2,381,400
Total			6,123,450
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	4,650,000	4,724,411
Indonesia 0.5%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%	708,000	771,757
05/15/2030	5.450%	3,550,000	4,087,686
PT Pertamina Persero(a)
05/30/2044	6.450%	3,400,000	4,446,860
01/21/2050	4.175%	11,536,000	11,667,466
Total			20,973,769
Mexico 1.1%
Petroleos Mexicanos
01/23/2045	6.375%	781,000	662,911
09/21/2047	6.750%	25,748,000	22,471,416
01/23/2050	7.690%	10,000,000	9,459,607
01/28/2060	6.950%	17,920,000	15,656,181
Total			48,250,115
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%	5,000,000	6,442,532
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Qatar Petroleum(a)
07/12/2031	2.250%		4,615,000	4,565,393
Total				11,007,925
Romania 0.3%
Romanian Government International Bond(a)
05/26/2028	2.875%	EUR	9,400,000	12,099,419
Russian Federation 0.1%
Gazprom PJSC Via Gaz Capital SA(a)
02/06/2028	4.950%		2,740,000	3,029,097
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%		5,250,000	6,545,593
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%		1,775,000	1,850,514
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		5,000,000	5,141,328
Turkey 0.1%
Turkey Government International Bond
02/17/2028	5.125%		4,000,000	3,796,666
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2032	7.375%		1,800,000	1,838,149
United Arab Emirates 0.2%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%		613,000	636,954
DP World Ltd.(a)
09/25/2048	5.625%		2,278,000	2,808,537
DP World PLC(a)
07/02/2037	6.850%		2,660,000	3,561,851
Total				7,007,342
Total Foreign Government Obligations (Cost $180,526,343)				178,919,379

Residential Mortgage-Backed Securities - Agency 18.1%

Federal Home Loan Mortgage Corp.(n)
08/01/2045	3.500%		17,426,307	19,151,220
10/01/2045	4.000%		4,450,062	4,882,286
Federal Home Loan Mortgage Corp.
10/01/2045	4.000%		4,143,191	4,503,919

16	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	5.816%	559,671	90,585
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	5.966%	1,241,440	272,383
CMO Series 4831 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/15/2048	6.116%	11,431,984	2,479,181
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.964%	33,881,748	6,714,387
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	5.964%	13,271,075	3,966,681
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	5.966%	3,154,880	524,796
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.886%	1,435,997	267,585
Federal Home Loan Mortgage Corp.(h)
CMO Series 4176 Class BI
03/15/2043	3.500%	1,270,673	181,741
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4620 Class AS
11/15/2042	1.635%	1,559,931	98,349
Federal National Mortgage Association
02/01/2027- 08/01/2029	3.000%	8,451,800	8,915,360
08/01/2034	5.500%	552,832	638,109
08/01/2040- 08/01/2041	4.500%	2,485,432	2,771,043
08/01/2043- 06/01/2045	3.500%	5,504,219	5,981,083
02/01/2048- 05/01/2048	4.000%	11,834,691	12,778,132
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-72 Class B
09/25/2047	3.000%	16,025,009	16,858,001
Federal National Mortgage Association(n)
10/01/2040- 06/01/2044	4.500%	6,565,618	7,350,061
05/01/2044	4.000%	11,189,241	12,441,167
Federal National Mortgage Association(h)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	1,784,637	102,734
CMO Series 2020-76 Class EI
11/25/2050	2.500%	30,660,544	5,155,123
CMO Series 2021-3 Class TI
02/25/2051	2.500%	99,511,219	17,263,515
Federal National Mortgage Association(b),(h)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.814%	2,532,752	498,188
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.064%	3,406,225	668,349
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.914%	1,868,903	336,749
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.914%	11,109,772	2,806,978
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.914%	28,024,898	6,795,295
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	6.064%	13,442,648	2,908,399
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	6.014%	12,013,015	2,891,362

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.064%	10,160,102	2,458,315
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.064%	20,238,710	5,043,746
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.114%	13,702,354	2,925,442
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.114%	11,882,462	2,242,028
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.064%	20,381,138	4,086,398
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.964%	45,942,434	8,451,097
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.964%	32,399,554	7,711,155
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.964%	24,781,992	5,636,419
Government National Mortgage Association(n)
04/20/2048	4.500%	14,253,086	15,273,942
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,969,963	368,779
CMO Series 2020-175 Class KI
11/20/2050	2.500%	67,090,885	9,845,245
CMO Series 2020-191 Class UG
12/20/2050	3.500%	42,354,098	6,604,020
CMO Series 2021-119 Class QI
07/20/2051	3.000%	37,100,253	5,464,942
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-16 Class KI
01/20/2051	2.500%	45,579,330	6,759,428
CMO Series 2021-9 Class MI
01/20/2051	2.500%	45,259,683	5,863,519
Government National Mortgage Association(b),(h)
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.113%	13,746,920	3,330,659
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	6.113%	18,811,290	4,239,532
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.113%	8,935,436	1,861,888
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	6.063%	11,405,317	2,728,341
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.113%	11,904,143	2,024,984
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.113%	13,567,984	2,580,544
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	6.163%	16,746,737	3,338,522
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	6.113%	13,688,131	2,297,447
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	6.063%	9,967,770	1,667,371

18	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.113%	27,927,737	6,462,464
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	6.063%	23,430,829	4,264,765
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.113%	14,014,171	2,911,140
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.113%	14,904,315	2,414,091
CMO Series 2018-97 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.113%	15,220,015	2,964,743
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.913%	22,266,672	4,381,729
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	6.063%	16,383,674	2,895,693
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	6.063%	18,064,089	3,287,386
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.963%	17,525,437	2,943,034
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	6.063%	15,923,194	2,681,952
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	6.063%	22,674,067	4,140,115
CMO Series 2020-188 Class SA
1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	6.213%	23,715,504	5,984,816
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.963%	12,343,887	1,914,806
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	6.063%	17,364,210	3,218,085
Government National Mortgage Association TBA(e)
10/21/2051	2.500%	96,000,000	99,045,000
Uniform Mortgage-Backed Security TBA(e)
10/19/2036- 10/14/2051	2.500%	168,500,000	174,094,375
10/19/2036- 10/14/2051	3.000%	190,000,000	199,091,640
10/19/2036	3.500%	8,000,000	8,533,750
10/14/2051	2.000%	10,000,000	10,020,313
10/14/2051	4.000%	20,000,000	21,428,125
Total Residential Mortgage-Backed Securities - Agency (Cost $798,301,083)			825,774,546

Residential Mortgage-Backed Securities - Non-Agency 29.7%

510 Asset Backed Trust(a),(g)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	18,149,333	18,124,459
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	5,000,000	5,020,254
Angel Oak Mortgage Trust(a),(g)
CMO Series 2020-R1 Class M1
04/25/2053	2.621%	3,918,000	3,951,112
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	10,544,000	10,557,261
CMO Series 2019-2 Class A2
03/25/2049	3.782%	1,835,158	1,854,874
CMO Series 2019-2 Class A3
03/25/2049	3.833%	1,526,079	1,541,092
Arroyo Mortgage Trust(a),(g)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	4,472,120	4,523,025

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.436%	6,981,487	7,047,001
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.386%	888,045	888,155
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	2.086%	9,907,000	9,963,067
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.186%	1,693,363	1,693,387
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.686%	29,000,000	29,084,947
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.200% Floor 3.200% 08/26/2030	3.286%	2,746,078	2,779,117
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.936%	5,750,000	5,826,389
CMO Series 2020-3A Class M1C
1-month USD LIBOR + 3.700% Floor 3.700% 10/25/2030	3.786%	13,300,000	13,967,148
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	2.210%	15,350,000	15,706,303
CMO Series 2021-2A Class M1A
30-day Average SOFR + 1.200% Floor 1.200% 06/25/2031	1.210%	15,000,000	15,039,075
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	1.510%	7,000,000	7,012,244
BRAVO Residential Funding Trust(a),(g)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	3,054,317	3,094,982
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	1,370,664	1,386,842
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	3,750,000	3,775,681
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bunker Hill Loan Depositary Trust(a),(g)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	7,022,758	7,117,669
BVRT Financing Trust(a),(b),(d)
CMO Series 2020-CRT1 Class M1
1-month USD LIBOR + 1.750% 07/10/2032	1.827%	427,021	427,555
CMO Series 2020-CRT1 Class M2
1-month USD LIBOR + 2.250% 07/10/2032	2.327%	6,000,000	6,007,500
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	1.850%	21,622,543	21,622,543
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	3.100%	23,700,000	23,700,000
CMO Series 2021-CRT2 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 11/10/2032	1.835%	3,326,033	3,326,033
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 03/15/2038	1.600%	10,231,337	10,232,645
BVRT Financing Trust(a),(b),(d),(f)
CMO Series 2021-2F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 01/10/2032	1.600%	1,669,697	1,669,697
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.345%	13,215,954	13,291,906
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.836%	14,900,000	14,921,425
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.158%	1,436,064	1,432,883
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2014-12 Class 3A1
10/25/2035	2.693%	450,548	450,392
CMO Series 2015-A Class A4
06/25/2058	4.250%	176,422	177,623

20	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	3,134,890	3,143,433
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	2,828,547	2,949,569
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	5,364,120	5,467,820
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	3,906,000	3,945,444
CMO Series 2021-3 Class A1
09/27/2066	0.956%	14,421,647	14,455,482
CMO Series 2021-3 Class A2
09/27/2066	1.162%	5,967,578	5,968,156
CSMC Ltd.(a),(g)
Subordinated CMO Series 2020-BPL2 Class A1
03/25/2026	3.453%	373,199	373,295
CSMC Trust(a),(g)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.433%	8,762,743	8,991,259
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	11,041,393	11,000,872
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	10,785,626	10,875,544
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,858,264
Figure Line of Credit Trust(a),(g)
CMO Series 2020-1 Class A
09/25/2049	4.040%	3,733,778	3,736,450
FMC GMSR Issuer Trust(a),(g)
CMO Series 2019-GT2 Class A
09/25/2024	4.230%	9,850,000	9,824,837
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	1.700%	16,950,000	17,066,792
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.836%	3,600,000	3,821,189
GCAT LLC(a)
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	8,175,549	8,179,554
GCAT LLC(a),(g)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	12,967,913	13,087,551
CMO Series 2020-4 Class A1
12/25/2025	2.611%	17,231,205	17,292,802
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	19,678,389	19,603,656
GCAT Trust(a),(g)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	5,134,947	5,140,097
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	7,088,930	7,172,763
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	413,379	413,554
Home Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 3.250% Floor 3.250% 10/25/2030	3.336%	12,850,000	12,946,375
CMO Series 2021-2 Class M1B
30-day Average SOFR + 1.600% 01/25/2034	1.650%	15,662,000	15,669,143
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	14,935,372	15,229,515
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	5,782,304	5,785,681
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	10,420,307	10,430,416
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	25,000,000	24,995,890
Loan Revolving Advance Investment Trust(a),(b),(d),(f)
CMO Series 2021-1 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 12/31/2022	2.900%	16,500,000	16,500,000
Loan Revolving Advance Investment Trust(a),(b)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	3.100%	26,000,000	26,000,000
LVII Resecuritization Trust(a),(g)
Subordinated CMO Series 2009-3 Class B3
11/25/2037	4.898%	568,213	566,299
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-2 Class B
1-month USD LIBOR + 1.100% Floor 1.100% 11/25/2053	1.186%	7,350,000	7,328,262

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-2 Class C
1-month USD LIBOR + 1.300% Floor 1.300% 11/25/2053	1.386%	11,200,000	11,217,681
CMO Series 2020-2 Class D
1-month USD LIBOR + 1.450% Floor 1.450% 11/25/2053	1.536%	4,150,000	4,137,794
CMO Series 2020-2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 11/25/2053	2.336%	1,750,000	1,745,008
MFA Trust(a),(g)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	10,162,272
MRA Issuance Trust(a),(b)
CMO Series 2021-14 Class A1X
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2022	1.450%	40,000,000	40,006,868
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.840%	31,000,000	31,007,552
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	15,000,000	15,013,998
MRA Issuance Trust(a),(b),(d),(f)
CMO Series 2021-EBO8 Class A1
1-month USD LIBOR + 2.750% Floor 2.750% 02/16/2022	2.846%	12,000,000	12,000,000
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	5,573,330	5,578,497
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	2,342,772	2,343,957
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	16,406,815	16,679,074
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	9,015,003	9,109,941
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.636%	1,962,255	1,976,117
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.486%	257,839	258,362
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.036%	14,000,000	14,190,214
Oaktown Re Ltd.(a),(b)
Subordinated CMO Series 2017-1A Class M2
1-month USD LIBOR + 4.000% 04/25/2027	4.086%	1,218,181	1,228,064
Oaktown Re V Ltd.(a),(b)
Subordinated CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.400% Floor 2.400% 10/25/2030	2.486%	1,866,000	1,867,256
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.100%	4,100,000	4,152,011
OMSR(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	6,271,623	6,293,447
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.087%	8,870,328	8,848,152
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.837%	8,343,320	8,262,188
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.936%	54,900,000	55,035,202
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.736%	73,650,000	73,549,880
Point Securitization Trust(a),(d),(f),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	21,300,000	21,300,000
Preston Ridge Partners LLC(a),(g)
CMO Series 2020-5 Class A1
11/25/2025	3.104%	5,494,770	5,514,677

22	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage(a),(g)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	12,968,950	12,994,578
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	15,701,506	15,675,871
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	32,118,024	32,126,561
CMO Series 2021-7 Class A1
08/25/2026	1.867%	13,126,440	13,103,217
Preston Ridge Partners Mortgage Trust LLC(a),(g)
CMO Series 2021-8 Class A1
09/25/2026	1.743%	15,000,000	14,995,559
Pretium Mortgage Credit Partners I LLC(a),(g)
CMO Series 2020-RPL2 Class A1
06/27/2069	3.179%	13,237,762	13,429,307
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	14,000,000	13,997,446
PRPM LLC(a),(g)
CMO Series 2020-2 Class A1
08/25/2025	3.671%	6,986,547	7,031,224
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	9,577,852	9,553,397
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.836%	10,000,000	10,094,689
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	1,787,479	1,803,449
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	2,070,010	2,083,052
SG Residential Mortgage Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	7,824,718
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,930,389
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	5,607,787	5,596,286
Stonnington Mortgage Trust(a),(d),(f),(g)
CMO Series 2020-1 Class A
07/28/2024	3.500%	22,649,473	22,649,473
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	1,975,310	1,978,424
CMO Series 2021-1 Class A1
06/25/2024	2.240%	11,000,000	11,009,645
Toorak Mortgage Corp., Ltd.(g)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	12,200,000	12,241,447
Towd Point Mortgage Trust(a),(g)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	25,091,835
Traingle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1A
1-month USD LIBOR + 1.700% Floor 1.700% 08/25/2033	1.786%	3,700,370	3,701,239
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 3.000% Floor 3.000% 10/25/2030	3.106%	4,866,312	4,878,261
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	3.486%	14,000,000	14,083,056
CMO Series 2021-2 Class M1B
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2033	2.686%	15,000,000	15,162,323
VCAT Asset Securitization LLC(a),(d),(f),(g)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	17,700,000	17,700,000
VCAT LLC(a),(g)
CMO Series 2021-NPL5 Class A1
08/25/2061	1.868%	23,978,506	23,963,704
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NPL7 Class A1
04/25/2051	2.116%	8,097,496	8,116,137
Vericrest Opportunity Loan Transferee XCIX LLC(a),(g)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	12,428,012	12,439,099
Verus Securitization Trust(a),(g)
CMO Series 2019-3 Class A3
07/25/2059	3.040%	7,632,969	7,671,422
CMO Series 2019-4 Class A3
11/25/2059	3.000%	4,488,497	4,538,107
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	8,619,721	8,729,474
CMO Series 2020-1 Class A3
01/25/2060	2.724%	16,146,610	16,281,751

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	4,652,007	4,656,033
CMO Series 2021-5 Class A2
09/25/2066	1.218%	4,200,000	4,199,942
CMO Series 2021-5 Class A3
09/25/2066	1.373%	7,950,000	7,942,575
CMO Series 2021-5 Class M1
09/25/2066	2.331%	3,800,000	3,808,704
Visio Trust(a),(g)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	5,239,260	5,360,409
ZH Trust(a)
CMO Series 2021-1 Class A
02/18/2027	2.253%	12,100,000	12,117,217
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,336,913,392)			1,354,072,482

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace & Co.(b),(k),(o)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.250%	860,000	862,692
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	3.836%	270,317	266,600
Consumer Products 0.1%
Springs Window Fashions(b),(k),(o)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 09/17/2028	4.750%	1,670,000	1,656,440
Food and Beverage 0.0%
BellRing Brands LLC(b),(o)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	196,055	196,742
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.0%
Radiology Partners, Inc.(b),(o)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.334%	182,000	181,772
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(k),(o)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	1,406,897	1,415,057
Technology 0.0%
DCert Buyer, Inc.(b),(o)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.084%	790,000	795,759
Epicore Software Corp.(b),(o)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	235,000	241,169
Project Alpha Intermediate Holding, Inc.(b),(o)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.090%	220,407	220,210
Total			1,257,138
Total Senior Loans (Cost $5,812,291)			5,836,441

U.S. Treasury Obligations 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	30,048,500	31,945,311
08/15/2048	3.000%	7,560,000	9,010,575
Total U.S. Treasury Obligations (Cost $37,272,716)			40,955,886

Options Purchased Calls 0.0%
Value ($)
(Cost $7,039,110)	1,503,084

Options Purchased Puts 0.5%

(Cost $12,756,690)	21,436,559

24	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(p),(q)	150,358,602	150,343,567
Total Money Market Funds (Cost $150,343,567)		150,343,567
Total Investments in Securities (Cost: $4,963,792,862)		5,078,378,686
Other Assets & Liabilities, Net		(523,526,191)
Net Assets		4,554,852,495
At September 30, 2021, securities and/or cash totaling $60,372,272 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
10,556,000 EUR	12,405,791 USD	UBS	10/20/2021	174,477	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	11,880	12/2021	USD	1,563,519,375	—	(17,446,655)
U.S. Treasury 2-Year Note	899	12/2021	USD	197,829,165	—	(99,946)
U.S. Treasury 5-Year Note	2,367	12/2021	USD	290,530,759	—	(1,872,562)
U.S. Ultra Bond 10-Year Note	152	12/2021	USD	22,078,000	—	(434,326)
U.S. Ultra Treasury Bond	535	12/2021	USD	102,218,438	—	(3,732,437)
Total					—	(23,585,926)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	277,300,000	277,300,000	1.00	01/21/2022	2,357,050	369,918
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	232,300,000	232,300,000	1.10	01/24/2022	2,137,160	500,142
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	50,000,000	50,000,000	1.00	07/08/2022	510,000	203,500
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	199,500,000	199,500,000	1.10	01/24/2022	2,034,900	429,524
Total							7,039,110	1,503,084

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	25

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	310,000,000	310,000,000	1.25	12/03/2021	4,805,000	10,365,346
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	200,300,000	200,300,000	1.75	07/15/2022	3,465,190	4,522,433
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	150,000,000	150,000,000	1.25	11/18/2021	1,830,000	4,798,020
5-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	253,000,000	253,000,000	1.50	05/20/2022	2,656,500	1,750,760
Total							12,756,690	21,436,559

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(150,000,000)	(150,000,000)	1.70	10/01/2021	(2,073,750)	(2,207,025)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(220,000,000)	(220,000,000)	2.20	03/17/2022	(4,114,000)	(972,048)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.653%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Morgan Stanley	05/14/2031	USD	85,000,000	(1,925,086)	—	—	—	(1,925,086)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	1,500,780	(8,500)	715,548	—	776,732	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	164,188	(1,850)	130,656	—	31,682	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	353,125	(2,000)	240,844	—	110,281	—
Total							2,018,093	(12,350)	1,087,048	—	918,695	—

26	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	USD	349,999,800	781,423	—	—	781,423	—

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.014	USD	9,000,000	(794,530)	4,500	—	(2,030,106)	1,240,076	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.014	USD	10,000,000	(882,812)	5,000	—	(2,233,807)	1,355,995	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.014	USD	10,000,000	(882,812)	5,000	—	(1,730,382)	852,570	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.014	USD	11,250,000	(993,164)	5,625	—	(1,813,995)	826,456	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.014	USD	9,500,000	(838,671)	4,750	—	(1,582,940)	749,019	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	3.849	USD	6,100,000	(270,688)	3,050	—	(923,471)	655,833	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.014	USD	15,000,000	(1,324,219)	7,500	—	(3,341,075)	2,024,356	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.014	USD	10,000,000	(882,812)	5,000	—	(2,021,663)	1,143,851	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.014	USD	14,250,000	(1,258,007)	7,125	—	(2,374,410)	1,123,528	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.014	USD	7,000,000	(617,968)	3,500	—	(1,373,321)	758,853	—
Total								(8,745,683)	51,050	—	(19,425,170)	10,730,537	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	5.390%
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021	27

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $3,055,183,504, which represents 67.08% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2021.
(c)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of September 30, 2021 and is not reflective of the cash flow payments.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2021, the total value of these securities amounted to $124,099,201, which represents 2.72% of total net assets.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2021.
(j)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(k)	Represents a security purchased on a forward commitment basis.
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(o)	The stated interest rate represents the weighted average interest rate at September 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(q)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	279,463,875	1,390,303,719	(1,519,424,027)	—	150,343,567	—	99,705	150,358,602
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
28	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2021

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